UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12626 High Bluff Drive, Suite 540
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     April 18, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $46,291 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101     4632   137500 SH       SOLE                   137500        0        0
AMEDISYS INC                   COM              023436108      389    12000 SH       SOLE                    12000        0        0
AMERICAN EXPRESS CO            COM              025816109     1551    27500 SH       SOLE                    27500        0        0
BROADCOM CORP                  CL A             111320107      962    30000 SH       SOLE                    30000        0        0
CHICOS FAS INC                 COM              168615102      489    20000 SH       SOLE                    20000        0        0
CSX CORP                       COM              126408103      681    17000 SH       SOLE                    17000        0        0
CVS CORP                       COM              126650100     5613   164400 SH       SOLE                   164400        0        0
DELL INC                       COM              24702R101      464    20000 SH       SOLE                    20000        0        0
DIAMONDS TR                    UNIT SER 1       252787106     6488    52500 SH       SOLE                    52500        0        0
DOMTAR CORP                    COM              257559104     1397   150000 SH       SOLE                   150000        0        0
EBAY INC                       COM              278642103     1989    60000 SH       SOLE                    60000        0        0
EMDEON CORP                    COM              290849108      357    23600 SH       SOLE                    23600        0        0
EMPLOYERS HOLDINGS INC         COM              292218104      701    35000 SH       SOLE                    35000        0        0
EXPRESS SCRIPTS INC            COM              302182100      242     3000 SH       SOLE                     3000        0        0
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106      635     5750 SH       SOLE                     5750        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      395    50000 SH       SOLE                    50000        0        0
GAMMON LAKE RES INC            COM              364915108      631    35700 SH       SOLE                    35700        0        0
INTERNATIONAL RECTIFIER CORP   COM              460254105      573    15000 SH       SOLE                    15000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409      341     4700 SH       SOLE                     4700        0        0
LAWSON SOFTWARE INC NEW        COM              52078P102      953   117750 SH       SOLE                   117750        0        0
MATRIA HEALTHCARE INC          COM NEW          576817209      464    17600 SH       SOLE                    17600        0        0
MICRON TECHNOLOGY INC          COM              595112103      846    70000 SH       SOLE                    70000        0        0
NIGHTHAWK RADIOLOGY HLDGS IN   COM              65411N105      400    22000 SH       SOLE                    22000        0        0
NOVASTAR FINL INC              COM              669947400      125    25000 SH       SOLE                    25000        0        0
OMNICARE INC                   COM              681904108      628    15800 SH       SOLE                    15800        0        0
PEABODY ENERGY CORP            COM              704549104     1408    35000 SH       SOLE                    35000        0        0
PHARMACEUTICAL PROD DEV INC    COM              717124101      566    16800 SH       SOLE                    16800        0        0
PROTECTIVE LIFE CORP           COM              743674103     1321    30000 SH       SOLE                    30000        0        0
QUALCOMM INC                   COM              747525103     1067    25000 SH       SOLE                    25000        0        0
RENT A CTR INC NEW             COM              76009N100      979    35000 SH       SOLE                    35000        0        0
SLM CORP                       COM              78442P106     1432    35000 SH       SOLE                    35000        0        0
SPDR TR                        UNIT SER 1       78462F103     3195    22500 SH       SOLE                    22500        0        0
SPECTRUM BRANDS INC            COM              84762L105      108    17000 SH       SOLE                    17000        0        0
SUNOCO INC                     COM              86764P109      380     5400 SH       SOLE                     5400        0        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109      604    30000 SH       SOLE                    30000        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     2291    34500 SH       SOLE                    34500        0        0
WELLPOINT INC                  COM              94973V107      446     5500 SH       SOLE                     5500        0        0
WENDYS INTL INC                COM              950590109      548    17500 SH       SOLE                    17500        0        0
RAINMAKER SYS INC 2/20/09      WTS              009394416        0    66660 SH       SOLE                    66660        0        0